Share-Based Compensation (Details) - 2024 Equity Incentive Plan [Member] - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 30, 2024
Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Authorized maximum number of shares			1,000,000
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Authorized maximum number of shares	1,000,000